Property, Plant and Equipment, net (Tables)	12 Months Ended
Dec. 31, 2024
Property, Plant and Equipment, net
Schedule of property, plant and equipment
	December 31,	December 31,
	2024	2023
Machinery and production equipment	$280,100	$245,312
Electronic equipment	3,702	3,806
Office equipment	5,184	5,330
Transportation equipment	63,000	-
Subtotal	351,986	254,448
Less: Accumulated depreciation	(228,716)	(228,504)
Property, plant and equipment, net	$123,270	$25,944